Leases - Schedule of Supplemental Disclosure Related to Operating Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 1,233	$ 172	¥ 1,451
Weighted average remaining lease term of operating leases (years)	1 year 8 months 12 days	1 year 8 months 12 days	2 years 6 months 18 days
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%